Financing Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Financing Receivables

Note 4: Financing Receivables

Financing receivables were as follows:

	June 30, 2014
	Securitized Timeshare	Unsecuritized Timeshare	Other	Total

	(in millions)
Financing receivables	$491	$370	$40	$901
Less: allowance	(29)	(50)	(1)	(80)

	462	320	39	821

Current portion of financing receivables	69	58	2	129
Less: allowance	(4)	(8)	—	(12)

	65	50	2	117

Total financing receivables	$527	$370	$41	$938

	December 31, 2013
	Securitized Timeshare	Unsecuritized Timeshare	Other	Total

	(in millions)
Financing receivables	$205	$654	$49	$908
Less: allowance	(11)	(67)	(1)	(79)

	194	587	48	829

Current portion of financing receivables	29	106	—	135
Less: allowance	(2)	(12)	—	(14)

	27	94	—	121

Total financing receivables	$221	$681	$48	$950

Timeshare Financing Receivables

As of June 30, 2014, we had 51,840 timeshare financing receivables with interest rates ranging from zero to 20.50 percent, a weighted average interest rate of 12.16 percent, a weighted average remaining term of 7.4 years and maturities through 2025. As of June 30, 2014 and December 31, 2013, we had ceased accruing interest on timeshare financing receivables with aggregate principal balances of $31 million and $32 million, respectively.

In June 2014, we completed a securitization of approximately $357 million of gross timeshare financing receivables and issued approximately $304 million of 1.77 percent notes and approximately $46 million of 2.07 percent notes, which have a stated maturity date in November 2026. The securitization transaction did not qualify as a sale for accounting purposes and, accordingly, no gain or loss was recognized. In August 2013, we completed a securitization of approximately $255 million of gross timeshare financing receivables and issued $250 million of 2.28 percent notes that have a stated maturity date in January 2026. The proceeds from both transactions are presented as debt (collectively, the “Securitized Timeshare Debt”). See Note 7: “Debt” for additional details.

In May 2013, we entered into a revolving non-recourse timeshare financing receivables credit facility (“Timeshare Facility”) that is secured by certain of our timeshare financing receivables. As of June 30, 2014 and December 31, 2013, we had $169 million and $492 million, respectively, of gross timeshare financing receivables secured under our Timeshare Facility.

The changes in our allowance for uncollectible timeshare financing receivables were as follows:

	Six Months Ended June 30,
	2014	2013
	(in millions)
Beginning balance	$92	$93
Write-offs	(16)	(11)
Provision for uncollectibles on sales	15	13

Ending balance	$91	$95

Our timeshare financing receivables as of June 30, 2014 mature as follows:

	Securitized Timeshare	Unsecuritized Timeshare

Year	(in millions)
2014(remaining)	$34	$35
2015	70	45
2016	73	48
2017	75	49
2018	75	48
Thereafter	233	203

	560	428
Less: allowance	(33)	(58)

	$527	$370

The following table details an aged analysis of our gross timeshare financing receivables balance:

	June 30, 2014	December 31, 2013

	(in millions)
Current	$947	$948
30 – 89 days past due	10	14
90 – 119 days past due	3	4
120 days and greater past due	28	28

	$988	$994

Note 7: Financing Receivables

Financing receivables were as follows:

	December 31, 2013
	Securitized Timeshare	Unsecuritized Timeshare	Other	Total
	(in millions)
Financing receivables	$205	$654	$49	$908
Less: allowance	(11)	(67)	(1)	(79)

	194	587	48	829

Current portion of financing receivables	29	106	—	135
Less: allowance	(2)	(12)	—	(14)

	27	94	—	121

Total financing receivables	$221	$681	$48	$950

	December 31, 2012
	Unsecuritized Timeshare	Other	Total
	(in millions)
Financing receivables	$853	$44	$897
Less: allowance	(81)	(1)	(82)

	772	43	815

Current portion of financing receivables	131	—	131
Less: allowance	(12)	—	(12)

	119	—	119

Total financing receivables	$891	$43	$934

Timeshare Financing Receivables

In August 2013, we completed a securitization of approximately $255 million of gross timeshare financing receivables and issued $250 million in aggregate principal amount of 2.28 percent notes with maturities of January 2026 (“Securitized Timeshare Debt”). The securitization transaction did not qualify as a sale for accounting purposes and, accordingly, no gain or loss was recognized and the proceeds were presented as debt. See Note 13: “Debt” for additional details.

In May 2013, we entered into a revolving non-recourse timeshare financing receivables credit facility (“Timeshare Facility”) that is secured by certain of our timeshare financing receivables. As of December 31, 2013, we had $492 million of gross timeshare financing receivables secured under our Timeshare Facility. See Note 13: “Debt” for additional details.

As of December 31, 2013, we had 53,123 timeshare notes outstanding, including those which are collateral for our Securitized Timeshare Debt, with interest rates ranging from zero to 20.50 percent, an average interest rate of 11.97 percent, a weighted average remaining term of 7.5 years and maturities through 2025. As of December 31, 2013 and 2012, we had ceased accruing interest on timeshare notes with aggregate principal balances of $32 million and $30 million, respectively.

The changes in our allowance for uncollectible timeshare financing receivables were as follows:

(in millions)
Balance as of December 31, 2010	$101
Write-offs	(36)
Provision for uncollectibles on sales	32

Balance as of December 31, 2011	97
Write-offs	(33)
Provision for uncollectibles on sales	29

Balance as of December 31, 2012	93
Write-offs	(25)
Provision for uncollectibles on sales	24

Balance as of December 31, 2013	$92

Our timeshare financing receivables as of December 31, 2013 mature as follows:

	Securitized Timeshare	Unsecuritized Timeshare
Year	(in millions)
2014	$29	$106
2015	29	87
2016	30	90
2017	30	92
2018	30	89
Thereafter	86	296

	234	760
Less: allowance	(13)	(79)

	$221	$681

The following table details an aged analysis of our gross timeshare financing receivables balance:

	December 31,
	2013	2012
	(in millions)
Current	$948	$940
30 - 89 days past due	14	14
90 - 119 days past due	4	4
120 days and greater past due	28	26

	$994	$984